RELATED PARTY TRANSACTIONS (Details) - Narrative - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	2.28%	2.57%	2.68%
Other provisions	£ 1,915,000,000	£ 3,323,000,000
Customer deposits	£ 460,068,000,000	£ 421,320,000,000
Number of investment vehicles	137	141
Financial assets at fair value through profit or loss	£ 171,626,000,000	£ 160,189,000,000
Fee and commission income	2,308,000,000	2,756,000,000	£ 2,848,000,000
Loans and advances to customers	498,843,000,000	494,988,000,000
Balances on term deposits from customers	73,000,000	5,000,000
Segment external assets	871,269,000,000	833,893,000,000
Liabilities	821,856,000,000	786,087,000,000
Profit for the year	1,387,000,000	3,006,000,000	4,506,000,000
Cash flows from (used in) financing activities	(5,319,000,000)	(6,559,000,000)	(4,301,000,000)
Interest income	14,306,000,000	16,861,000,000	16,349,000,000
Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	7,000,000	2,000,000
Operating margin guarantee
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity	20,000,000
Other associates at fair value through profit and loss
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Segment external assets	4,387,000,000	4,761,000,000
Liabilities	4,928,000,000	5,322,000,000
Turnover	3,857,000,000	4,286,000,000
Profit for the year	435,000,000	190,000,000
Cash flows from (used in) financing activities	1,295,000,000	1,266,000,000
Interest income	91,000,000	86,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	151,000,000	169,000,000
Contract liabilities	£ 152,000,000	£ 127,000,000
Consolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of investment vehicles	76	75
Unconsolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Current investments	£ 659,000,000	£ 804,000,000
Money redeemed from disposal of unconsolidated OEICs	1,159,000,000	1,771,000,000
Financial assets at fair value through profit or loss	2,234,000,000	3,417,000,000
Fee and commission income	93,000,000	127,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	28,000,000	75,000,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	£ 0	£ 0	£ 0
Interest rate on deposits (percent)	2.00%	3.00%	3.50%
Guarantees issued		£ 0	£ 0
Key management personnel of entity or parent | Loans to key management personnel
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Other provisions	£ 0	£ 0	£ 0
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	0.39%	6.45%	6.70%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	24.20%	24.20%	24.20%
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding commitments made by entity	£ 600,000	£ 600,000	£ 500,000